First Trust Preferred Securities and Income Fund Expense Example - First Trust Preferred Securities and Income Fund	Oct. 31, 2025 USD ($)
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 586
Expense Example, with Redemption, 3 Years	873
Expense Example, with Redemption, 5 Years	1,181
Expense Example, with Redemption, 10 Years	2,054
F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,493
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	440
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	1,702
R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	594
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	$ 2,299